Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The Company’s fair value hierarchy for its financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020, is as follows (in thousands):

	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents:
Money market funds	$12,163	$—	$—	$12,163
Government bonds	—	12,693	—	12,693
Short-term investments:
Corporate bonds	—	55,227	—	55,227
Government bonds	—	14,123	—	14,123
Asset-backed bonds	—	3,514	—	3,514
Restricted cash:
Money market funds	1,006	—	—	1,006
Long-term investments:
Corporate bonds	—	—	—	—

Total assets	$13,169	$85,557	$—	$98,726

Liabilities
Warrant liability	$—	$—	$906	$906

Total liabilities	$—	$—	$906	$906

The Company’s fair value hierarchy for its financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2019, is as follows (in thousands):

	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents:
Money market funds	$20,880	$—	$—	$20,880
Government bonds	—	479	—	479
Short-term investments:
Corporate bonds	—	24,389	—	24,389
Government bonds	—	3,517	—	3,517
Asset-backed bonds	—	9,815	—	9,815
Restricted cash:
Money market funds	150	—	—	150
Long-term investments:
Corporate bonds	—	—	—	—

Total assets	$21,030	$38,200	$—	$59,230

Liabilities
Warrant liability	$—	$—	$9,097	$9,097

Total liabilities	$—	$—	$9,097	$9,097

Schedule of Share-based Payment Award, Equity Instrument Other Than Options, Valuation Assumptions	The following assumptions were used in determining the fair value of the Series C preferred stock warrant liability related to 1,341,865 warrants at an exercise price of $0.03 and to 89,747 warrants at an exercise price of $7.67:

Measurement Date	December 31, 2019
Expected term (in years)	3.41
Expected volatility	61.00%
Risk-free interest rate	1.63%
Expected dividend yield	0.00%
The following assumptions and inputs were also used in the BSM calculation:

Measurement Date	December 31, 2020
Expected term (in years)	5.91
Expected volatility	57.90%
Risk-free interest rate	0.49%
Expected dividend yield	0.00%
Exercise price (Series D preferred stock issuance price)	$3.15

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The change in the fair value of preferred stock warrant liabilities is as follows (in thousands):

	December 31,
	2020	2019
Beginning balance	$9,097	$—
Issuance of Series C preferred stock warrants	—	10,048
Exercised warrants	(11,292)	—
Change in fair value	3,101	(951)

Ending balance	$906	$9,097